Significant Accounting Policies and Practices - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Recognition [Line Items]
Total revenue	$ 173,941	$ 196,946	$ 377,668	$ 488,830	$ 1,278,994	$ 1,498,874
Products and services transferred over time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue					1,207,251	1,451,151
Products transferred at a point in time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue					$ 71,743	$ 47,723